Agreements and Transactions with Baxter - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Net sales	$ 1,548	$ 1,763	$ 1,595	$ 1,429	$ 1,361	$ 1,683	$ 1,488	$ 1,452	$ 1,329	$ 6,148	$ 5,952	$ 5,555
Selling, general and administrative expenses	384				$ 283					1,442	$ 1,053	$ 1,017
Current tax related indemnification liabilities	4	75								75
Longterm tax related indemnification liabilities	69	$ 51								51
Gain due to adjustment of indemnification liabilities	20
Operations Not Yet Transferred to Baxalta
Related Party Transaction [Line Items]
Net sales	121									414
Transition Service Agreement with Baxter
Related Party Transaction [Line Items]
Selling, general and administrative expenses	30									65
Manufacturing and Supply Agreement with Baxter
Related Party Transaction [Line Items]
Net sales	$ 41									$ 71